Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule of Basic and Diluted Net Loss Per Share

The following table reflects the calculation of basic and diluted net (loss) earnings per share (in dollars, except per share amounts):

	For Three Months Ended March 31
	2023		2022
	Class A	Class B	Class A	Class B
Basic and diluted (loss) earnings per ordinary share
Numerator:
Allocation of net (loss) earnings	$(191,771)	$(423,474)	$2,697,102	$667,600
Denominator:
Basic and diluted weighted average shares outstanding	1,301,952	2,875,000	11,615,000	2,875,000
Basic and diluted net (loss) earnings	$(0.15)	$(0.15)	$0.23	$0.23

The following table reflects the calculation of basic and diluted net earnings (loss) per share (in dollars, except per share amounts):

	For the Year Ended December 31, 2022		For the Period from April 12, 2021 (Inception) Through December 31, 2021 (as restated)
	Class A	Class B	Class A	Class B
Basic and diluted earnings (loss) per ordinary share
Numerator:
Allocation of net earnings (loss)	$5,605,148	$1,570,832	$(2,839,120)	$(702,753)
Denominator:
Basic and diluted weighted average shares outstanding	10,258,764	2,875,000	11,615,000	2,875,000
Basic and diluted net earnings (loss) per ordinary share	$0.546	$0.546	$(0.244)	$(0.244)

Jet Token, Inc. [Member]
Schedule of Breakout of Revenue

The following is a breakout of revenue components by subcategory for the three months ended March 31, 2023 and 2022 and the years ended December 31, 2022 and 2021.

	For the Three Months Ended March 31, 2023	For the Three Months Ended March 31, 2022	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021

Software App and Cirrus Charter	$994,253	$398,267	$2,004,807	$1,007,468
Jet Card and Fractional Programs	547,545	333,170	2,257,736	104,726
Management and Other Services	333,710	-	$400,185	$-
Fractional/Whole Aircraft Sales	-	-	17,200,000	-
	$1,875,508	$731,437	$21,862,728	$1,112,194